Profit and loss information (Tables)	6 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(EUR thousand)		Three months ended September 30		Six months ended September 30
Expenses by nature	Note	2024	2023	2024	2023
Employee benefit expenses		(40,468)	(35,967)	(80,899)	(73,242)
Agent costs		(26,261)	(24,371)	(50,989)	(46,605)
Depreciation and amortization		(13,605)	(9,998)	(25,723)	(20,135)
IT costs		(4,971)	(3,909)	(9,326)	(7,408)
Advertising and promotion		(1,198)	(427)	(2,597)	(1,541)
Travel, entertainment, office and rental cost		(3,215)	(3,139)	(7,458)	(6,163)
Auditors, lawyers and consultants		(2,518)	(2,711)	(5,193)	(5,305)
External and other personnel costs		(2,439)	(2,466)	(5,001)	(4,437)
Change in fair value of warrants and put options	11	25	(8,839)	(1,622)	(750)
Capitalized software development expenditure		10,765	8,922	19,475	15,910
Contributions to defined benefit plans		(496)	(368)	(977)	(722)
Share-based payment transactions expenses		(1,552)	(2,366)	(2,705)	(2,966)
Corporate & business restructuring expenses		(631)	(292)	(1,053)	(443)
Impairments		(43)	(25)	(74)	(48)
Other operating expenses		(3,675)	(2,724)	(7,146)	(4,942)
Operating expenses		(90,282)	(88,680)	(181,288)	(158,797)

Disclosure of income tax benefit (expense)

(EUR thousand)	Three months ended September 30		Six months ended September 30
Income tax	2024	2023	2024	2023
Current income tax expense	(8,629)	(6,195)	(15,630)	(11,421)
Adjustment in respect of current income tax of previous years	(459)	73	(868)	117
Adjustment in respect of deferred income tax of previous years	—	(1,279)	(310)	320
Deferred tax expense	(1,762)	(1,397)	(5,762)	(1,857)
Income tax expense reported in the income statement	(10,850)	(8,798)	(22,570)	(12,841)